DEBENTURES - RELATED PARTIES (Details B) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Debentures	$ 424,192	$ 574,078
Debt Discount, net of accretion	$ (34,014)	$ (76,492)	$ (149,678)
Convertible Debentures- related parties (See Note64)
Less: Current portion			$ 661,143
Total	$ 390,178	$ 497,586
Debt [Member]
Convertible Debentures		150,000
Less: Current portion		150,000
LOC Convertible Debenture [Member]
Convertible Debentures	$ 424,192	424,078
Less: Current portion		$ 424,078	$ 448,475